Operations and Reorganization - History of the Group and Basis of Presentation for the Reorganization (Details) - shareholder		1 Months Ended	12 Months Ended
	Aug. 05, 2021	Jun. 30, 2013	Dec. 31, 2021	Apr. 30, 2021	Jan. 05, 2012
Beijing Dasheng Zhixing Technology Co., Ltd
Operations and Reorganization
VIE interest (as a percent)			100.00%
Beijing Dasheng Zhixing Technology Co., Ltd | Founding Shareholders
Operations and Reorganization
Percentage of ownership set aside for an employee option plan					15.00%
VIE interest (as a percent)		71.00%
Beijing Dasheng Zhixing Technology Co., Ltd | Angel investors
Operations and Reorganization
VIE interest (as a percent)		29.00%
Number of individual shareholders/investors		2
Beijing Dasheng Zhixing Technology Co., Ltd | Jiajia Huang
Operations and Reorganization
VIE interest (as a percent)	72.275%
Beijing Dasheng Zhixing Technology Co., Ltd | Ting Shu
Operations and Reorganization
VIE interest (as a percent)	25.725%
Beijing Dasheng Zhixing Technology Co., Ltd | Caijian Jia
Operations and Reorganization
VIE interest (as a percent)	2.00%
Tianjin Xiangyue Education Technology Co Ltd
Operations and Reorganization
VIE interest (as a percent)			100.00%
Tianjin Xiangyue Education Technology Co Ltd | Zichun Zhao
Operations and Reorganization
VIE interest (as a percent)			95.00%
Tianjin Xiangyue Education Technology Co Ltd | Dengyu
Operations and Reorganization
VIE interest (as a percent)			5.00%
Beijing Kaola Reading Technology Co Ltd
Operations and Reorganization
VIE interest (as a percent)			100.00%
Beijing Kaola Reading Technology Co Ltd | Zichun Zhao
Operations and Reorganization
VIE interest (as a percent)			100.00%
China Online Innovations Inc.
Operations and Reorganization
Equity interest (as a percent)			99.99999%
China Online Innovations Inc. | Individual shareholders
Operations and Reorganization
Number of individual shareholders/investors			7
Beneficial interest held			0.00001%
On Demand English Innovations Inc.
Operations and Reorganization
Equity interest (as a percent)			99.999%
On Demand English Innovations Inc. | Individual shareholders
Operations and Reorganization
Number of individual shareholders/investors			5
Beneficial interest held			0.001%
Beijing Xiangyue Education Technology Co., Ltd.
Operations and Reorganization
Equity interest (as a percent)			100.00%
Beijing Xiangyue Education Technology Co., Ltd. | Definitive Agreement [Member]
Operations and Reorganization
Equity interest (as a percent)				52.6978%